Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Going Conern [Line Items]
Net losses	$ (24,813,736)	$ (21,855,127)
Operating activities	(15,970,878)	$ (21,402,786)
Proceeds from convertible promissory note	$ 5,000,000